Note 9 - Cash, Cash equivalents in central banks and other demand deposits and Financial liabilities measured at amortized cost - Cash, Cash equivalents in central banks and other demand deposits (Details) - EUR (€)
€ in Millions
	Dec. 31, 2017	Aug. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	€ 42,680	€ 5,095	€ 40,039	€ 29,282
Cash On Hand [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	6,220		7,413	7,192
Cash balances at central banks [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	31,718		28,671	18,445
Other demand deposits [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	€ 4,742		€ 3,955	€ 3,646